Accounts receivables, net (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable Net Current [Abstract]
Accounts receivable, gross	$ 147,440	$ 67,134
Less: allowance for doubtful accounts	(3,469)	(1,507)	$ (1,478)	$ (1,693)
Accounts receivable, net	$ 143,971	$ 65,627